Bank Borrowings - Schedule of Bank Borrowings (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule Of Bank Borrowings Abstract
Short-term bank borrowings	¥ 37,430,000	$ 5,352,419	¥ 50,500,000
Long-term bank borrowings	4,425,930		5,256,098
Less: Current portion of long-term bank borrowings	(549,012)	(78,508)	(792,548)
Long-term bank borrowings, excluding current portion	¥ 3,876,918	$ 554,392	¥ 4,463,550